CONSOLIDATED BALANCE SHEETS - USD ($)	Jul. 31, 2016	Jan. 31, 2016	Jul. 31, 2015	Jan. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 436,000	$ 4,039,000	$ 7,388,000	$ 1,305,000	$ 2,111,000	$ 3,000
Accounts receivable, net	1,000	7,000		1,000
Inventories	112,000	100,000		160,000
Prepaid expenses and other current assets	475,000	285,000		239,000
Total current assets	1,024,000	4,431,000		1,705,000
Property and equipment, net	204,000	216,000		234,000
Intangible assets, net	104,000	119,000		149,000
Other assets	50,000	50,000		50,000
Restricted cash		35,000		35,000
Total assets	1,382,000	4,851,000		2,173,000
Current liabilities:
Accounts payable	3,416,000	1,777,000		1,152,000
Accrued liabilities and other current liabilities		795,000		187,000
Related party payables	104,000	225,000		218,000
Total current liabilities	4,518,000	2,797,000		1,557,000
Commitments and contingencies (Note 5)
Stockholders' equity (deficit):
Common stock, $0.001 par value; 90,000,000 shares authorized; 25,208,684 and 11,415,416 shares issued and outstanding as of January 31, 2016 and 2015, respectively	29,000	25,000		11,000
Additional paid in capital	32,562,000	28,261,000		4,416,000
Accumulated deficit	(35,727,000)	(26,232,000)		(10,634,000)
Total stockholders' equity (deficit)	(3,136,000)	2,054,000		(6,207,000)	(5,107,000)	$ (1,370,000)
Total liabilities, convertible redeemable preferred stock and stockholders' equity (deficit)	1,382,000	4,851,000		2,173,000
Series A Convertible Redeemable Preferred Stock
Current liabilities:
Series A convertible redeemable preferred stock, $0.001 par value; 10,000,000 shares authorized; none issued and outstanding as of January 31, 2016 and 4,207,987 issued and outstanding as of January 31, 2015 (liquidation preference of $8.0 million as of January 31, 2015)				$ 6,823,000	$ 6,730,000